Fair Value Measurements (Tables) - CIK_0001843477_Spring Valley Acquisition Corp. II	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of company's financial assets that are measured at fair value on a recurring basis

December 31, 2025

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account - U.S. Treasury Securities	$26,615,977	$—	$—
Liabilities:
Non-redemption agreements derivative liability	$—	$—	$2,814,086

December 31, 2024

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account - U.S. Treasury Securities	$25,554,084	$—	$—

Schedule of the key inputs into the monte-carlo simulation model for the non-redemption agreements derivative liability

December 31,
Input	2025
Market price of Class A common stock	11.87
Risk-free rate	3.76%
Volatility	10.8%
Term	5.25

Schedule of changes in the fair value of the non-redemption agreements

Non-redemption
agreements derivative
liabilities
December 31, 2024	$—
Change in fair value of non-redemption agreements derivative liabilities	2,814,086
Fair value of non-redemption agreements derivative liabilities as of December 31, 2025	$2,814,086